   As filed with the Securities and Exchange Commission on December 29, 1995


                                                                File No. 2-77048
                                                               File No. 811-3451
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                       [ ]

                       POST-EFFECTIVE AMENDMENT NO. 34
                                                                         [X]

                                      and

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                     [ ]

                              AMENDMENT NO. 33

                                                                         [X]
                            SEI Daily Income Trust
              (Exact name of registrant as specified in charter)

                              c/o CT Corporation
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734
                                 David G. Lee
                              c/o SEI Corporation
                            680 E. Swedesford Road
                           Wayne, Pennsylvania 19087
                    (Name and Address of Agent for Service)

                                    Copy to:
                           Richard W. Grant, Esquire
                            Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                        Philadelphia, Pennsylvania 19103

   It is proposed that this filing become effective (check appropriate box)

          [x] immediately upon filing pursuant to paragraph (b)
          [ ] on (date) pursuant to Paragraph (b)

          [ ] 60 days after filing pursuant to Paragraph (a)
          [ ] on (date) pursuant to Paragraph (a) of Rule 485

--------------------------------------------------------------------------------
  Registrant filed a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on March 27, 1995 for its fiscal year ended January
31, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                SEI DAILY INCOME

                             CROSS REFERENCE SHEET

PART A - Money Market Portfolios (Money Market Portfolio, Prime Obligation Portfolio, Government Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio and Federal Securities Portfolio)


N-1A Item No.                                                         Location
-------------                                                         --------
   Item 1.      Cover page.......................................     Cover Page
   Item 2.      Synopsis.........................................     Annual Operating Expenses
   Item 3.      Condensed Financial Information..................     Financial Highlights
   Item 4.      General Description of Registrant................     The Trust; Investment Objective
                                                                       and Policies
   Item 5.      Management of the Fund...........................     Trustees of the Trust; The
                                                                       Manager and Shareholder
                                                                       Servicing Agent; The Adviser
   Item 5A.     Management's Discussion of Fund Performance......     *
   Item 6.      Capital Stock and Other Securities...............     Voting Rights, Shareholder
                                                                       Inquiries; Dividends; Taxes
   Item 7.      Purchase of Securities Being Offered.............     Purchase and Redemption of Shares
   Item 8.      Redemption or Repurchase.........................     Purchase and Redemption of Shares
   Item 9.      Pending Legal Proceedings........................     *

PART A - Fixed Income Portfolios (Corporate Daily Income Portfolio, Government Securities Daily Income Portfolio, Short-Term Mortgage Portfolio, Short Duration Mortgage Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio)


N-1A Item No.                                                         Location
-------------                                                         --------
   Item 1.      Cover page.......................................     Cover Page
   Item 2.      Synopsis.........................................     Annual Operating Expenses
   Item 3.      Condensed Financial Information..................     Financial Highlights
   Item 4.      General Description of Registrant................     The Trust; Investment Objective
                                                                       and Policies
   Item 5.      Management of the Fund...........................     Trustees of the Trust; The
                                                                       Manager and Shareholder
                                                                       Servicing Agent; The Adviser
   Item 5A.     Management's Discussion of Fund Performance......     **
   Item 6.      Capital Stock and Other Securities...............     Voting Rights, Shareholder
                                                                       Inquiries; Dividends; Taxes
   Item 7.      Purchase of Securities Being Offered.............     Purchase and Redemption of
                                                                       Shares
   Item 8.      Redemption or Repurchase.........................     Purchase and Redemption of
                                                                       Shares
   Item 9.      Pending Legal Proceedings........................     *

PART A - Class D Shares (Corporate Daily Income Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio)

N-1A Item No.                                                         Location
-------------                                                         --------
   Item 1.      Cover page.......................................     Cover Page
   Item 2.      Synopsis.........................................     Annual Operating Expenses
   Item 3.      Condensed Financial Information..................     Financial Highlights
   Item 4.      General Description of Registrant................     The Trust; Investment Objective
                                                                       and Policies
   Item 5.      Management of the Fund...........................     Trustees of the Trust; The
                                                                       Manager; The Adviser and the
                                                                       Custodian
   Item 5A.     Management's Discussion of Fund Performance......     **
   Item 6.      Capital Stock and Other Securities...............     Voting Rights, Shareholder
                                                                       Inquiries; Dividends; Taxes
   Item 7.      Purchase of Securities Being Offered.............     Purchase and Redemption of
                                                                       Shares
   Item 8.      Redemption or Repurchase.........................     Purchase and Redemption of
                                                                       Shares
   Item 9.      Pending Legal Proceedings........................     *


PART B - All Portfolios


N-1A Item No                                                          Location
------------                                                          --------
   Item 10.     Cover Page.......................................     Cover Page
   Item 11.     Table of Contents................................     Table of Contents
   Item 12.     General Information and History..................     The Trust
   Item 13.     Investment Objectives and Policies...............     Description of Permitted
                                                                       Investments; Investment
                                                                       Limitations
   Item 14.     Management of the Registrant.....................     Trustees and Officers of the
                                                                       Trust (Prospectus); The
                                                                       Manager and Shareholder
                                                                       Servicing Agent; The Adviser
   Item 15.     Control Persons and Principal Holders
                 of Securities...................................      5% Shareholders; Trustees and
                                                                        Officers of the Trust
   Item 16.     Investment Advisory and Other Services...........      The Adviser; The Manager
                                                                        and Shareholder Servicing
                                                                        Agent; Distribution; Experts
   Item 17.     Brokerage Allocation.............................      Portfolio Transactions
   Item 18.     Capital Stock and Other Securities...............      Description of Shares
   Item 19.     Purchase, Redemption, and Pricing of Securities
                 Being Offered...................................      Purchase and Redemption of
                                                                        Shares (Prospectus);
                                                                        Determination of Net Asset
                                                                        Value
   Item 20.     Tax Status.......................................      Taxes (Prospectus); Tax
   Item 21.     Underwriters.....................................      Distribution
   Item 22.     Calculation of Performance Data..................      Performance
   Item 23.     Financial Statements.............................      Financial Statements

PART C - Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

------------------

*   Not Applicable
** To be included in the Annual Report for the fiscal year ending January 31, 1995.

The Prospectus for the Money Market Portfolio, Prime Obligation Portfolio, Government Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio and Federal Securities Portfolio, included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") and in final form under Rule 497(c) on June 2, 1995, as supplemented under Rule 497(e) on August 4, 1995, is hereby incorporated by reference as if set forth in full herein.

The Prospectus for the Corporate Daily Income Portfolio, Government Securities Daily Income Portfolio, Short-Term Mortgage Portfolio, Short Duration Mortgage Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio is included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) on June 2, 1995, is hereby incorporated by reference as if set forth in full herein.

The Prospectus for the Class D Shares of the Corporate Daily Income Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio is included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) on June 2, 1995, is hereby incorporated by reference as if set forth in full herein.

The Statement of Additional Information for the Money Market Portfolio, Prime obligation Portfolio, Government Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio, Federal Securities Portfolio, Corporate Daily Income Portfolio, Government Securities Daily Income Portfolio, Short-Term Mortgage Portfolio, Short Duration Mortgage Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio, included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(b) under the 1933 Act and in final form under Rule 497(c) on June 2, 1995, as supplemented under Rule 497(e) on August 4, 1995, is hereby incorporated by reference as if set forth in full herein.

                           PART C: OTHER INFORMATION

Item 24.   Financial Statements and Exhibits:
(a)   Financial Statements

      (1) The Registrant's audited financial statements for the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Government Securities Daily Income, Short-Term Mortgage (formerly Adjustable Rate Mortgage), Short Duration Mortgage, Short-Term Government, Intermediate-Term Government and GNMA Portfolios for the fiscal year ended January 31, 1995, including Arthur Andersen LLP's report thereon, included in the Statement of Additional Information, filed as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048) are incorporated by reference, as filed with the Securities and Exchange Commission on March 31, 1995.

(b)   Additional Exhibits

      (1) Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (2) By-Laws originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (3)     Not Applicable.
      (4)     Not Applicable.

      (5)(a) Management Agreement dated May 23, 1986, as amended, originally filed in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (5)(b) Investment Advisory Agreement with Wellington Management Company, originally filed on December 15, 1986, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31,
              1995.

      (5)(e) Investment Advisory Agreement with Bear Stearns Asset Management, originally filed May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (5)(f) Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Corporate Daily Income Portfolio and Government Securities Daily Income Portfolio originally filed May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (5)(g) Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Short-Term Mortgage Portfolio and Short Duration Mortgage Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (6)(a) Distribution Agreement originally filed on July 15, 1982 in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (6)(b) Supplement to Distribution Agreement originally filed on May 29, 1990 in Post-Effective Amendment No. 22 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (6)(c) Supplement to Distribution Agreement originally filed on August 29, 1991, in Post-Effective Amendment No. 24 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (7)     Not Applicable.
      (8)(a) Custodian Agreement with United States National Bank of Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(b) Custodian Agreement with First Interstate Bank of Oregon, N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(c) Custodian Agreement with Manufacturers National Bank of Detroit originally filed on September 22, 1983, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(d) Custodian Agreement with Philadelphia National Bank originally filed on August 30, 1985, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (9)     Not Applicable.
      (10) Opinion and Consent of Counsel Incorporated by Reference to Pre-Effective Amendment No. 1.
      (11)    Consent of Independent Public Accountants is filed herewith.
      (12)    Not Applicable.
      (13)    Not Applicable.
      (14)    Not Applicable.

      (15)(a) Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (15)(b) Class A Distribution Plan is filed herewith.

      (15)(c) Class B Distribution Plan is filed herewith.

      (15)(d) Class C Distribution Plan is filed herewith.
      (16) Performance Quotation Computation, Incorporated by Reference to Post-Effective Amendment No. 32 to Form N-1A, filed April 1, 1994.
      (17) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (18)    Rule 18f-3 Multiple Class Plan is filed herewith.

Item 25.   Persons Controlled by or under Common Control with Registrant

   See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 26.   Number of Holders of Securities:

      As of December 26, 1995:
                                                                   Number of
Title of Class                                                   Record Holders
--------------------------------------------------------------------------------
Units of beneficial interest, without par value-
Money Market Portfolio, Class A..................................     24
Money Market Portfolio, Class B..................................      2
Money Market Portfolio, Class C..................................      1
Prime Obligation Portfolio, Class A..............................     74
Prime Obligation Portfolio, Class B..............................      5
Prime Obligation Portfolio, Class C..............................      0
Government Portfolio, Class A....................................      5
Government Portfolio, Class B....................................      2
Government Portfolio, Class C....................................      3
Government II Portfolio, Class A.................................     31
Government II Portfolio, Class B.................................      7
Government II Portfolio, Class C.................................      0
Treasury Portfolio, Class A......................................     11
Treasury Portfolio, Class B......................................      1
Treasury Portfolio, Class C......................................      0
Treasury II, Class A.............................................     46
Treasury II, Class B.............................................      8
Treasury II, Class C.............................................      1
Federal Securities Portfolio.....................................      0
Corporate Daily Income Portfolio, Class A........................     73
Corporate Daily Income Portfolio, Class B........................      0
Corporate Daily Income Portfolio, Class C........................      0
Corporate Daily Income Portfolio, Class D........................      0
Government Securities Daily Income Portfolio, Class A............      0
Government Securities Daily Income Portfolio, Class B............      0
Government Securities Daily Income Portfolio, Class C............      0
Short-Term Mortgage (formerly known as Adjustable
 Rate Mortgage) Portfolio........................................     18
Short-Term Mortgage Portfolio, Class B...........................      0
Short-Term Mortgage Portfolio, Class C...........................      0
Short Duration Mortgage Portfolio, Class A.......................      0
Short Duration Mortgage Portfolio, Class B.......................      0
Short Duration Mortgage Portfolio, Class C.......................      0
Short-Term Government Portfolio, Class A.........................    128
Short-Term Government Portfolio, Class B.........................      2

Short-Term Government Portfolio, Class C.........................      0
Short-Term Government Portfolio, Class D.........................     11
Intermediate-Term Government Portfolio, Class A..................    144
Intermediate-Term Government Portfolio, Class B..................      0
Intermediate-Term Government Portfolio, Class C..................      0
Intermediate-Term Government Portfolio, Class D..................     33
GNMA Portfolio, Class A..........................................    139
GNMA Portfolio, Class B..........................................      1
GNMA Portfolio, Class C..........................................      0
GNMA Portfolio, Class D..........................................     33

Item 27.  Indemnification:

  Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and other Connections of Investment Advisers:

  The list required by this Item 28 of officers and partners of Wellington Management Company ("WMC"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years is incorporated by reference to Schedules A and D of Form ADV, filed by WMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

Item 29. Principal Underwriters:

  (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

   Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987
     SEI International Trust                  August 30, 1988
     Stepstone Funds                          January 30, 1991
     The Compass Capital Group                March 8, 1991
     FFB Lexicon Funds                        October 18, 1991
     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992
     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     The Arbor Fund                           January 28, 1993
     1784 Funds                               June 1, 1993
     The PBHG Funds, Inc.                     July 16, 1993
     Marquis Funds/(R)/                       August 17, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     Inventor Funds, Inc.                     August 1, 1994
     The Achievement Funds Trust              December 27, 1994
     Insurance Investment Products Trust      December 30, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     Conestoga Family of Funds                May 1, 1995
     STI Classic Variable Trust               August 18, 1995
     ARK Funds                                November 1, 1995

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

  (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 E. Swedesford Road, Wayne, PA 19087.

                             Position and Office                                    Positions and Offices
Name                         with Underwriter                                         with Registrant
----                         -------------------                                    ---------------------
Alfred P. West, Jr.          Director, Chairman & Chief Executive Officer                    --
Henry H. Greer               Director, President & Chief Operating Officer                   --
Gilbert L. Beebower          Executive Vice President                                        --
Richard B. Lieb              Executive Vice President                                        --
Charles A. Marsh             Executive Vice President-Capital Resources Division             --
Leo J. Dolan, Jr.            Senior Vice President                                           --
Carl A. Guarino              Senior Vice President                                           --
Jerome Hickey                Senior Vice President                                           --
David G. Lee                 Senior Vice President                                       President &
                                                                                   Chief Executive Officer
William Madden               Senior Vice President                                           --
A. Keith McDowell            Senior Vice President                                           --
Dennis J. McGonigle          Senior Vice President                                           --
Hartland J. McKeown          Senior Vice President                                           --
James V. Morris              Senior Vice President                                           --
Steven Onofrio               Senior Vice President                                           --
Kevin P. Robins              Senior Vice President, General Counsel &                 Vice President &
                                                                                     Assistant Secretary

                             Position and Office                                    Positions and Offices
Name                         with Underwriter                                         with Registrant
----                         -------------------                                    ---------------------
                             Secretary
Robert Wagner                Senior Vice President                                           --
Patrick K. Walsh             Senior Vice President                                           --
Kenneth Zimmer               Senior Vice President                                           --
Robert Crudup                Managing Director                                               --
Vic Galef                    Managing Director                                               --
Kim Kirk                     Managing Director                                               --
John Krzeminski              Managing Director                                               --
Carolyn McLaurin             Managing Director & Vice President                              --
Barbara Moore                Managing Director                                               --
Donald Pepin                 Managing Director                                               --
Mark Samuels                 Managing Director                                               --
Wayne M. Withrow             Managing Director                                               --
Mick Duncan                  Team Leader                                             Assistant Secretary
Robert S. Ludwig             Team Leader & Vice President                            Assistant Secretary
Vicki Malloy                 Team Leader                                             Assistant Secretary
Robert Aller                 Vice President                                                  --
Steve Bendinelli             Vice President                                                  --
Cris Brookmyer               Vice President & Controller                                     --
Gordon W. Carpenter          Vice President                                                  --
Robert B. Carroll            Vice President & Assistant Secretary                     Vice President &
                                                                                     Assistant Secretary
Todd Cipperman               Vice President & Controller                              Vice President &
                                                                                     Assistant Secretary
Ed Daly                      Vice President                                                  --
Jeff Drennen                 Vice President                                                  --
Lucinda Duncalfe             Vice President                                                  --
Kathy Heilig                 Vice President                                                  --
Larry Hutchison              Vice President                                                  --
Michael Kantor               Vice President                                                  --
Samuel King                  Vice President                                                  --
Donald H. Korytowski         Vice President                                                  --
Jack May                     Vice President                                                  --
Sandra K. Orlow              Vice President & Assistant Secretary                     Vice President &
                                                                                     Assistant Secretary
Larry Pokora                 Vice President                                                  --
Kim Rainey                   Vice President                                                  --
Paul Sachs                   Vice President                                                  --
Steve Smith                  Vice President                                                  --
Daniel Spaventa              Vice President                                                  --
Kathryn L. Stanton           Vice President & Assistant Secretary                     Vice President &
                                                                                     Assistant Secretary
William Zawaski              Vice President                                                  --
James Dougherty              Director of Brokerage Services                                  --

Item 30.   Location of Accounts and Records:

 Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

 (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
 (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

            CoreStates Bank, N.A.          First Interstate
            Broad and Chestnut Street      Bank of Oregon
            P.O. Box 7618                  1300 S.W. Fifth Street
            Philadelphia, PA  19101        Portland, OR  97208

            Bank of New York
            48 Wall Street
            New York, NY  10286

 (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D);
 (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

                   SEI Financial Management Corporation
                   680 E. Swedesford Road
                   Wayne, PA 19087

 (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

 Wellington Management Company
 75 State Street
 Boston, Massachusetts 02109

Item 31.   Management Services:   None

Item 32.   Undertakings:

  Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

  Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

  Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly now known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement No. 2-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 27th day of December, 1995.

                                            SEI DAILY INCOME TRUST

                                           By  /s/   David G. Lee
                                              --------------------------------
                                                     David G. Lee,
                                           President & Chief Executive Officer

ATTEST:

/s/ Jeffrey A. Cohen
-------------------------------
    Jeffrey A. Cohen,
Controller & Chief Financial Officer

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


               *                     Trustee                          December 27, 1995
--------------------------------
     Richard F. Blanchard

               *                     Trustee                          December 27, 1995
--------------------------------
       William M. Doran

               *                     Trustee                          December 27, 1995
--------------------------------
       F. Wendell Gooch

               *                     Trustee                          December 27, 1995
--------------------------------
        Frank E. Morris

               *                     Trustee                          December 27, 1995
--------------------------------
        James M. Storey

               *
--------------------------------     Trustee                          December 27, 1995
        Robert A. Nesher

   /s/ David G. Lee                  President & Chief Executive      December 27, 1995
--------------------------------      Officer
       David G. Lee

               *
   /s/ Jeffrey A. Cohen              Controller & Chief Financial     December 27, 1995
--------------------------------      Officer
       Jeffrey A. Cohen

*By: /s/ David G. Lee
--------------------------------
         David G. Lee
       Attorney-in-Fact

                                 EXHIBIT INDEX
                                 --------------

Exhibit                                                                     Page
      (1)     Declaration of Trust originally filed on March 15, 1982, in the
              Post-Effective Amendment to Form N-1A, is incorporated by
              reference to Post-Effective Amendment No. 33 to Form N-1A, filed
              March 31, 1995.
      (2)     By-Laws originally filed on March 15, 1982, in the
              Post-Effective Amendment to Form N-1A, is incorporated by
              reference to Post-Effective Amendment No. 33 to Form N-1A, filed
              March 31, 1995.
      (3)     Not Applicable.
      (4)     Not Applicable.
      (5)(a)  Management Agreement dated May 23, 1986, as amended, originally filed in the Post-Effective Amendment to Form N-1A, is
              incorporated by reference to Post-Effective Amendment No. 33 to
              Form N-1A, filed March 31, 1995.
      (5)(b)  Investment Advisory Agreement with Wellington Management Company, originally filed on December 15, 1986, in the Post-Effective
              Amendment to Form N-1A, is incorporated by reference to
              Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (5)(e)  Investment Advisory Agreement with Bear Stearns Asset Management, originally filed May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Post-Effective
              Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (5)(f)  Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Corporate Daily Income Portfolio and
              Government Securities Daily Income Portfolio originally filed May
              18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is
              incorporated by reference to Post-Effective Amendment No. 33 to
              Form N-1A, filed March 31, 1995.
      (5)(g)  Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Short-Term Mortgage Portfolio and
              Short Duration Mortgage Portfolio is incorporated by reference to
              Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (6)(a)  Distribution Agreement originally filed on July 15, 1982 in the
              Post-Effective Amendment to Form N-1A, is incorporated by
              reference to Post-Effective Amendment No. 33 to Form N-1A, filed
              March 31, 1995.
      (6)(b)  Supplement to Distribution Agreement originally filed on May 29,
              1990 in Post-Effective Amendment No. 22 to Form N-1A, is
              incorporated by reference to Post-Effective Amendment No. 33 to
              Form N-1A, filed March 31, 1995 .
      (6)(c)  Supplement to Distribution Agreement originally filed on August
              29, 1991, in Post-Effective Amendment No. 24 to Form N-1A, is
              incorporated by reference to Post-Effective Amendment No. 33 to
              Form N-1A, filed March 31, 1995.
      (7)     Not Applicable.
      (8)(a)  Custodian Agreement with United States National Bank of Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective
              Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(b)  Custodian Agreement with First Interstate Bank of Oregon, N.A.
              originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective
              Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(c)  Custodian Agreement with Manufacturers National Bank of Detroit originally filed on September 22, 1983, in the Post-Effective
              Amendment to Form N-1A, is incorporated by reference to Post-
              Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(d)  Custodian Agreement with Philadelphia National Bank originally filed on August 30, 1985, in the Post-Effective Amendment to Form
              N-1A, is incorporated by reference to Post-Effective Amendment No.
              33 to Form N-1A, filed March 31, 1995.
      (9)     Not Applicable.
      (10)    Opinion and Consent of Counsel Incorporated by Reference to Pre-
              Effective Amendment No. 1.
      (11)    Consent of Independent Public Accountants is filed herewith.
      (12)    Not Applicable.
      (13)    Not Applicable.
      (14)    Not Applicable.
      (15)(a) Class D Distribution Plan originally filed on April 1, 1993, in
              Post-Effective Amendment No. 27 to Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 33 to
              Form N-1A, filed March 31, 1995.
      (15)(b) Class A Distribution Plan is filed herewith.
      (15)(c) Class B Distribution Plan is filed herewith.
      (15)(d) Class C Distribution Plan is filed herewith.
      (16)    Performance Quotation Computation, Incorporated by Reference to
              Post-Effective Amendment No. 32 to Form N-1A, filed April 1, 1994.
      (17)    Powers of Attorney are incorporated by reference to Post-Effective
              Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (18)    Rule 18f-3 Multiple Class Plan is filed herewith.
